Capital Stock - Schedule of Warrant Activity (Details) (10K) - Warrants [Member] - CAD / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Number of Warrants, beginning balance	709,583	940,083
Number of Warrants, granted	(44,500)		965,083
Number of Warrants, Exercised		(230,500)	(25,000)
Number of Warrants, Ending Balance	359,700	709,583	940,083
Weighted average exercise price, beginning balance	CAD 1.06	CAD 0.63
Weighted average exercise price, granted	0.05		0.79
Weighted average exercise price, Exercised		0.05	0.05
Weighted average exercise price, ending balance	CAD 0.20	CAD 1.06	CAD 0.63